Share Capital and Warrants - Summary of Issued and Outstanding (Details) - CAD ($) $ in Thousands	1 Months Ended	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 04, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Line Items]
Share issuances, shares	156.3	153.5
Beginning balance			$ 13,710	$ 221,198	$ (7,908)
Shares issued to related parties			16,474		69,293
Share issuance costs			(310)	(5,593)	(12,770)
Business acquisitions					47,007
Dispositions				(10,457)
Convertible debt - conversions				63,002	117,025
Derivative warrants exercised				55,912
Warrants exercised			2,182		17,950
Employee warrants exercised			2,033		1,371
Ending balance	$ 269,695		$ (7,908)	$ 269,695	$ 221,198
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Balance, beginning of year, shares				107,180,423	68,648,984
Initial public offering, shares					11,000,000
Shares issued for assets, shares					797,952
Share issuances, shares				337,696,867	394,926
Shares issued to related parties, shares					3,730,963
Business acquisitions, shares					2,696,800
Disposition of Bridge Farm, shares				(2,716,271)
Convertible debt - conversions, shares				373,371,318	13,108,676
Derivative warrants exercised, shares				102,836,429
Warrants exercised, shares					4,551,082
Shares issued for services, shares					164,080
RSUs exercised, shares				475,367	57,960
Employee warrants exercised, shares					2,029,000
Balance, end of year, shares	918,844,133		68,648,984	918,844,133	107,180,423
Beginning balance			$ 25,769	$ 509,654	$ 65,133
Initial public offering, carrying amount					189,518
Shares issued for assets, carrying amount					6,537
Share issuances, carrying amount				176,931	2,323
Shares issued to related parties			16,474		63,460
Share issuance costs			(310)	(5,593)	(12,770)
Business acquisitions					39,849
Dispositions				(38,447)
Convertible debt - conversions				63,002	113,526
Derivative warrants exercised				55,912
Warrants exercised			2,182		21,882
Shares issued for services, carrying amount					2,320
RSUs exercised, carrying amount				587	195
Employee warrants exercised			3,980	535	17,681
Ending balance	$ 762,046		$ 65,133	$ 762,046	$ 509,654